Finance costs (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Cost [Abstract]
Interest and related expenses	¥ 122	¥ 124	¥ 124
Exchange losses/(gains)	7	(30)	17
Finance costs	¥ 129	¥ 94	¥ 141